UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2025	Jun. 30, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 15,505,146	$ 32,695,079
Other financial assets	1,107,281	2,040,038
Trade receivables	158,385,229	165,859,933
Other receivables	16,602,908	15,861,981
Recoverable income tax	1,745,622	1,864,817
Inventories	88,592,596	87,611,269
Biological assets	1,211,504	2,378,380
Total current assets	283,150,286	308,311,497
NON-CURRENT ASSETS
Other financial assets	52	58
Trade receivables	1,659,201	2,506,834
Other receivables	23,997,870	23,660,530
Recoverable income tax	18,111	17,995
Deferred tax assets	5,421,463	4,916,980
Investments in joint ventures and associates	39,425,934	39,371,264
Investment properties	569,500	570,324
Property, plant and equipment	74,043,044	74,575,386
Intangible assets	178,641,830	181,173,079
Goodwill	112,163,432	112,163,432
Right of use asset	15,787,344	16,377,701
Total non-current assets	451,727,781	455,333,583
Total assets	734,878,067	763,645,080
CURRENT LIABILITIES
Trade and other payables	96,149,591	96,432,604
Borrowings	85,134,018	119,728,126
Employee benefits and social security	5,524,023	6,174,012
Deferred revenue and advances from customers	2,322,877	4,282,668
Income tax payable	3,019,472	452,800
Consideration for acquisition	815,202	1,761,274
Secured notes	103,603,614	102,270,445
Lease liabilities	3,146,267	6,884,042
Total current liabilities	299,715,064	337,985,971
NON-CURRENT LIABILITIES
Trade and other payables	47,869,314	48,481,726
Borrowings	53,802,032	38,198,026
Deferred revenue and advances from customers	1,835,787	1,436,912
Joint ventures and associates	765,576	1,007,678
Deferred tax liabilities	28,275,285	30,122,920
Provisions	1,163,251	1,267,572
Consideration for acquisition	355,981	397,774
Lease liabilities	12,766,847	9,527,939
Total non-current liabilities	146,834,073	130,440,547
Total liabilities	446,549,137	468,426,518
EQUITY
Equity attributable to owners of the parent	258,665,461	265,444,568
Non-controlling interest	29,663,469	29,773,994
Total equity	288,328,930	295,218,562
Total equity and liabilities	$ 734,878,067	$ 763,645,080